Taxation (Tables)	12 Months Ended
Dec. 31, 2022
TAXATION [Abstract]
Components of income before income taxes
The components of income before income taxes are as follows (in thousands):

	Year ended December 31,
	2020	2021	2022
Income/(loss) before income tax expense
Income from Chinese mainland operations	$154,514	$153,708	$37,146
Income/(loss) from non-Chinese mainland operations	(57,815)	(22,141)	3,459

Total income before income tax expense from continuing operations	$96,699	$131,567	$40,605

Income tax expense applicable to Chinese mainland operations
Current tax	$24,255	$31,089	$27,735
Deferred tax	102,652	26,207	22,524

Subtotal income tax expense applicable to Chinese mainland operations	126,907	57,296	50,259
Non-Chinese mainland income tax expense	6,207	4,817	7,534
Non-Chinese mainland withholding tax expense	112	183	153

Total income tax expense from continuing operations	$133,226	$62,296	$57,946

Combined effects of the income tax exemption and reduction available
The combined effects of the income tax exemption and reduction available to the Group are as follows (in thousands, except per share data):

	Year Ended December 31,
	2020	2021	2022

Tax holiday effect	$16,174	$1,635	$(6,282)
Basic net income/(loss) per share effect	0.41	0.04	(0.18)

Reconciliation between the U.S. federal statutory rate and the Group's effective tax rate
The following is reconciliation between the statutory rate and the Group’s effective tax rate. For 2020, 2021 and 2022, the statutory rate represented the Chinese mainland statutory rate of 25%. The table does not reflect any accruals related to the Toll Charge. See “
U.S. Corporate Income Tax
” and “
Treatment of Toll Charge Related to the U.S. TCJA.
”

	Year Ended December 31,
	2020	2021	2022
Statutory Rate:	25%	25%	25%
Effect of tax holidays applicable to subsidiaries and consolidated VIEs (1)	(17%)	(1%)	15%
Tax differential from statutory rate applicable to subsidiaries and consolidated VIEs	9%	3%	0%
Effect of withholding taxes (2)	109%	19%	56%
Changes in valuation allowance for deferred tax assets	27%	31%	116%
Research and development super-deduction (3)	(9%)	(19%)	(85%)
Others	(13%)	(14%)	(3%)
	131%	44%	124%
Note (1): The change in the regular

25
% rate of income tax to preferential income tax rates that Changyou’s subsidiaries and VIEs were entitled to as KNSEs or Software Enterprises for 2020, 2021 and 2022 was included in the “Effect of tax holidays applicable to subsidiaries and consolidated VIEs” in the above table.
Note (2): The change for 2020 was mainly due to additional income withholding tax of
$88
million that was recognized in the second quarter of 2020 due to a revised policy with respect to Changyou’s Chinese mainland subsidiaries regarding their distribution of cash dividends.
Note (3): Under Chinese mainland regulations issued in September 2022 that were applicable from October 1, 2022 to December 31, 2022, additional research and development expenses were eligible for deduction from taxable income.

Deferred tax assets and liabilities
Significant components of the Group’s deferred tax assets and liabilities consist of the following (in thousands):

	As of December 31,
	2021	2022
Deferred tax assets:
Net operating loss from operations	$291,380	$321,230
Accrued bonus and commissions	9,101	4,724
Intangible assets transfer	485	337
Others	7,489	9,938

Total deferred tax assets	308,455	336,229
Less: Valuation allowance	(289,097)	(320,589)

Net deferred tax assets	$19,358	$15,640

Deferred tax liabilities
Withholding tax for dividend	$(237,116)	$(239,013)
Others	(12,049)	(8,800)

Total deferred tax liabilities	$(249,165)	$(247,813)

Movement of the valuation allowances
The following table sets forth the movement of the valuation allowances for deferred tax assets for the years presented (in thousands):

	For the Year Ended December 31,
	2020	2021	2022

Beginning balance	$283,711	$326,755	$289,097
Provision for the year	36,363	45,787	69,087
Reversal for the year	(12,637)	(91,019)	(12,844)
Foreign currency translation adjustment	19,318	7,574	24,751

Ending balance	$326,755	$289,097	$320,589

Uncertain tax positions
The following table summarizes the Group’s unrecognized tax benefit from January 1, 2020 to December 31, 2022 (in thousands):

	As of December 31,
	2020	2021	2022

Beginning balance	$181,640	$188,760	$193,918
Increases related to prior year tax positions	6,207	4,827	7,534
Foreign currency translation adjustment	913	331	(1,224)

Ending balance	$188,760	$193,918	$200,228